Lease - Lease Costs (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2020 USD ($)
Lease cost
Operating lease expense	¥ 99,349	¥ 109,842
Cash payments on operating leases	97,694	108,490
Operating lease right-of-use assets, net	274,154	352,186	$ 42,016
Current portion of lease liabilities	¥ 86,472	¥ 11,674	$ 13,252
Current portion of lease liabilities, extensible list	Other current liabilities	Other current liabilities	Other current liabilities
Operating lease liabilities, non-current	¥ 194,384	¥ 362,757	$ 29,791
Total operating lease liabilities	¥ 280,856	¥ 374,431	$ 43,043
Weighted average remaining lease term (years)	3 years 9 months 3 days	4 years 7 months 20 days	3 years 9 months 3 days
Weighted average discount rate	4.53%	4.31%	4.53%
Minimum
Lease cost
Lessee, Operating Lease, Term of Contract	1 year		1 year
Maximum
Lease cost
Lessee, Operating Lease, Term of Contract	10 years		10 years